Financial instruments (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure Of Financial Instruments Text Block Abstract
Accounts receivable percentage	5.00%
Fair value receivable	R$ 105,000		R$ 4,000
Cost of debt	R$ 47,000	R$ 12,000
According to management description	Therefore, in the probable scenario (I) there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the exclusive effect of sensitivity analysis, a deterioration of 5% and 10%, respectively, in the risk variables was considered, up to one year of financial instruments.
Weighted exchange rate amount	R$ 5,710
Weighted interest rate	13.19%
Borrowings percentage	100.00%
Annual average rate percentage	10.90%		4.40%